Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Stock-Based Compensation [Abstract]
Schedule of Stock Options Activity

The activity related to stock options during the year ended December 31, 2024 is summarized as follows:

	Shares	Weighted- average Exercise Price	Weighted- average Remaining Contractual Term (Years)
Outstanding at December 31, 2023	64	$3,555.83
Granted	—	—
Exercised	—	—
Expired and forfeited	—	—
Outstanding at December 31, 2024	64	$3,555.83	5.8
Exercisable at December 31, 2024	64	$3,555.83	5.8

Schedule of Assumptions used in Estimating Fair Value of Stock Options	The fair value of the stock options was estimated using the Black-Scholes option pricing model with the following weighted-average assumptions:
Volatility	144.2%
Expected term (years)	5.04
Risk-free interest rate	3.60%
Expected dividend yield	0.0%

Schedule of Stock-Based Compensation Expense

For the three months ended March 31, 2025 and 2024, the Company recorded stock-based compensation expense for the periods indicated as follows:

	Three Months Ended March 31,
	2025	2024
General and administrative:
RSA awards	$189,348	$—
RSU awards	—	22,383
Stock Options	—	7,215
General and administrative stock-based compensation expense	189,348	29,598
Research and development:
RSA awards	34,107	—
RSU awards	—	1,898
Stock Options	—	598
Research and development stock-based compensation expense	34,107	2,496
Total stock-based compensation expense	$223,455	$32,094

For the years ended December 31, 2024 and 2023, the Company recorded stock-based compensation expense for the period indicated as follows:

	Year Ended December 31,
	2024	2023
General and administrative:
RSU awards	$97,077	$89,533
Stock Options	58,857	56,204
General and administrative stock-based compensation expense	155,934	145,737
Research and development:
RSU awards	7,759	7,592
Stock Options	5,157	2,392
Research and development stock-based compensation expense	12,916	9,984
Total stock-based compensation expense	$168,850	$155,721